Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Fidelity High Yield Factor ETF
Bar Chart Table:
Annual Return 2019	17.54%
Annual Return 2020	10.64%
Annual Return 2021	4.69%
Annual Return 2022	(11.58%)